NET OPERATING LEASE EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events In Connection With Reissuance
Operating lease expense	$ 67	$ 1,110	$ 202	$ 4,380	$ 4,447	$ 3,399
Sublease income	(21)	(21)	(63)	(63)	(84)	(84)
Variable lease expense	7	225	21	887	893	136
Total lease expense	$ 53	$ 1,314	$ 160	$ 5,204	$ 5,256	$ 3,451